INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income taxes, includes a recovery of $1,511 (2019 - expense of $99) relating to prior taxation years	$ 25,039	$ 18,340
Origination and reversal of temporary differences	(4,968)	(4,541)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(9,938)	(8,593)
Non-recognition of tax benefits related to tax losses and temporary differences	13,151	11,035
Adjustments relating to prior taxation years	1,604	1,134
Deferred income taxes	(151)	(965)
Total income tax expense	24,888	17,375
Adjustments for current tax of prior periods	$ (1,283)	$ (1,061)